INCOME TAX (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets, gross	$ 182,477	$ 148,148	$ 100,544
Net operating loss carryforwards	182,477	$ 148,148
Hong Kong [Member]
Net operating loss carryforwards	$ 1,105,921
Maximum [Member]
Corporate tax rate	35.00%
Profit tax rate	16.50%
Minimum [Member]
Corporate tax rate	21.00%
Profit tax rate	8.25%